Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officers (the “PEOs”) and our other named executive officers (the “Other NEOs”) as presented in the Summary Compensation Table on page 51 (the “SCT Amounts”), (ii) the “compensation actually paid” to our PEOs and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules (the “CAP Amounts”), (iii) certain financial and other performance measures, and (iv) the relationship of the CAP Amounts to those financial performance measures.
This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of company or individual performance. For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on page 48.
In the table below, performance information for the fiscal periods prior to the closing of the Merger has not been included since it cannot be meaningfully calculated. As a result of the Merger, Clinigence Holdings, Inc. (renamed Nutex Health Inc.) was listed and commenced trading on Nasdaq, was assigned a new CUSIP number and assigned a new 34 Act SEC file number. Prior to the Merger, Clinigence was a population health management company with its common stock trading on the over-the-counter market and had total 2021 revenue of $18.8 million. As of April 1, 2022, Nutex Health is primarily a healthcare services and operations company that owns and operates hospitals in eight states, with a 2022 revenue of $198.5 million. Nutex Health Holdco, the accounting acquiror, was a private company prior to April 1, 2022. Former members of Nutex Holdco received approximately 92% of the shares of Nutex Health Inc.
outstanding as a result of the Merger. As a result, neither TSR (as defined below) nor Peer Group TSR is comparable for periods prior to the merger, and Net Income and Adjusted EBITDA of the public company prior to the Merger would not be meaningfully comparable.
(a)	(b)	(c)	(d)	(e)	(f)	(g)	Value of Initial Fixed $100 Investment Based On:		(j)	(k)
							(h)	(i)
Year	Summary Compensation Table Total for First PEO ($)(1)	Summary Compensation Table Total for Second PEO ($)(1)	Compensation Actually Paid to First PEO ($)(2)	Compensation Actually Paid to Second PEO ($)(2)	*Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	*Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income (Loss) ($)(7)	Adjusted EBITDA ($)(8)
2022	938,225	2,672,078	938,225	2,192,404	416,047	319,133	(4.50)	(0.49)	(424,780,446)	12,547,923

*
Amounts presented are averages for the entire group of Other NEOs in 2022.

(1)
The dollar amount reported in column (b) is the amount of total compensation reported for Dr. Vo (our Chief Executive Officer) for the corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.” The dollar amount reported in column (c) is the amount of total compensation reported for Dr. Hosseinion (our President) for the corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.” The dollar amount reported in column (f) is the average amount of total compensation reported for Non-PEO Named Executive Officers for the corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(2)
The dollar amount reported in column (d) represents the amount of “compensation actually paid” to Dr. Vo. The dollar amount reported in column (e) represents the amount of “compensation actually paid” to Dr. Hosseinion as computed in accordance with Item 402(v) of Regulation S-K. The dollar amount does not reflect the actual amount of compensation earned by or paid to Dr. Hosseinion during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Hosseinion’s total compensation.

2022 ($)
Year	Reported summary Compensation Table Total for Second PEO	Reported Value of Equity Awards for Second PEO(a)	Equity Award Adjustments(b)	Compensation Actually paid to Second PEO
2022	2,672,078	1,960,228	(479,674)	2,192,404

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for the applicable year includes the subtraction of the change in fair value as of the vesting date that become vested as of the end of a covered fiscal year.

(3)
The dollar amount reported in column (f) represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Dr. Vo, who has served as CEO in 2022 and Dr. Hosseinion who served at the Company’s President in 2022) in the “Total” column of the Summary Compensation Table in 2022. The names of each of the NEOs (excluding Drs. Vo and

Hosseinion) included for purposes of calculating the average amounts in 2022 are Jon Bates, MBA, CPA, Michael Bowen, Elisa Luqman, ESQ., MBA and Pamela Montgomery, ESQ., LLM, MSN, BSN, RN.
(4)
The dollar amount reported in column (g) represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Drs. Vo and Hosseinion), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amount does not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Drs. Vo and Hosseinion) during 2022. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group.

Average Reported summary Compensation Table Total for Non-PEO Named Executive Officers	Average Reported Value of Equity Awards for Non-PEO Named Executive Officers(c)	Equity Award Adjustments for Non-PEO Named Executive Officers(d)	Compensation Actually for Non-PEO Named Executive Officers
416,047	398,987	(96,914)	319,133

(c)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(d)
The equity award adjustments for the applicable year includes the subtraction of the change in fair value as of the vesting date that become vested as of the end of a covered fiscal year.

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The Company did not pay any dividends during the measurement period.

(6)
Represents the weighted peer group TSR. weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is in the following published industry index: Dow Jones US Health Care index.

(7)
The dollar amount reported represents the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year. Includes a non-cash Goodwill impairment charge of $398.1 million taken in 2022 as a result of the Merger.

(8)
Adjusted EBITDA is defined as net income plus non-cash interest expense, depreciation and amortization, interest and other income, income tax provision, loss (gain) on the extinguishment of debts, stock-based compensation expense and restructuring or other unusual charges. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
The dollar amount reported in column (b) is the amount of total compensation reported for Dr. Vo (our Chief Executive Officer) for the corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.” The dollar amount reported in column (c) is the amount of total compensation reported for Dr. Hosseinion (our President) for the corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.” The dollar amount reported in column (f) is the average amount of total compensation reported for Non-PEO Named Executive Officers for the corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(3)
The dollar amount reported in column (f) represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Dr. Vo, who has served as CEO in 2022 and Dr. Hosseinion who served at the Company’s President in 2022) in the “Total” column of the Summary Compensation Table in 2022. The names of each of the NEOs (excluding Drs. Vo and

Hosseinion) included for purposes of calculating the average amounts in 2022 are Jon Bates, MBA, CPA, Michael Bowen, Elisa Luqman, ESQ., MBA and Pamela Montgomery, ESQ., LLM, MSN, BSN, RN.

Peer Group Issuers, Footnote [Text Block]
(6)
Represents the weighted peer group TSR. weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is in the following published industry index: Dow Jones US Health Care index.

Adjustment To PEO Compensation, Footnote [Text Block]
(1)
The dollar amount reported in column (b) is the amount of total compensation reported for Dr. Vo (our Chief Executive Officer) for the corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.” The dollar amount reported in column (c) is the amount of total compensation reported for Dr. Hosseinion (our President) for the corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.” The dollar amount reported in column (f) is the average amount of total compensation reported for Non-PEO Named Executive Officers for the corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(2)
The dollar amount reported in column (d) represents the amount of “compensation actually paid” to Dr. Vo. The dollar amount reported in column (e) represents the amount of “compensation actually paid” to Dr. Hosseinion as computed in accordance with Item 402(v) of Regulation S-K. The dollar amount does not reflect the actual amount of compensation earned by or paid to Dr. Hosseinion during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Hosseinion’s total compensation.

2022 ($)
Year	Reported summary Compensation Table Total for Second PEO	Reported Value of Equity Awards for Second PEO(a)	Equity Award Adjustments(b)	Compensation Actually paid to Second PEO
2022	2,672,078	1,960,228	(479,674)	2,192,404

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for the applicable year includes the subtraction of the change in fair value as of the vesting date that become vested as of the end of a covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 416,047
Non-PEO NEO Average Compensation Actually Paid Amount	$ 319,133
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amount reported in column (g) represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Drs. Vo and Hosseinion), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amount does not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Drs. Vo and Hosseinion) during 2022. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group.

Average Reported summary Compensation Table Total for Non-PEO Named Executive Officers	Average Reported Value of Equity Awards for Non-PEO Named Executive Officers(c)	Equity Award Adjustments for Non-PEO Named Executive Officers(d)	Compensation Actually for Non-PEO Named Executive Officers
416,047	398,987	(96,914)	319,133

(c)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(d)
The equity award adjustments for the applicable year includes the subtraction of the change in fair value as of the vesting date that become vested as of the end of a covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. TSR
As demonstrated by the following graph, the amount of compensation actually paid to Dr. Vo, our CEO, and Dr. Hosseinion, our President, and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Drs. Vo and Hosseinion) is not aligned with the Company’s cumulative
TSR for 2022 as presented in the table. The nonalignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the 2022 losses was due to a non-cash Goodwill impairment charge of $398.1 million taken in 2022 as a result of the Merger and compensation actually paid to Dr. Hosseinion and to the other NEOs is comprised mainly of equity awards. In addition, $1,480,554 of the second PEO’s compensation actually paid shown below was paid in connection with the Merger.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Net Income
As demonstrated by the following table, the amount of compensation actually paid to Dr. Vo, Dr. Hosseinion and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Drs. Vo and Hosseinion) is not aligned with the Company’s Net Income for 2022 as presented in the table. The nonalignment of compensation actually paid with the Company’s cumulative TSR for the year 2022 is because a significant portion of the 2022 losses was due to a non-cash Goodwill impairment charge of $398.1 million taken in 2022 as a result of the Merger and compensation actually paid to Dr. Hosseinion and to the other NEOs is comprised mainly of equity awards.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid vs. Adjusted EBITDA
As demonstrated by the following table, the amount of compensation actually paid to Dr. Vo, Dr. Hosseinion and the average amount of compensation actually paid to the Company’s NEOs as a group
(excluding Drs. Vo and Hosseinion) is generally aligned with the Company’s Adjusted EBITDA for the year 2022. As described above, Adjusted EBITDA is defined as net income plus non-cash interest expense, depreciation and amortization, interest and other income, income tax provision, loss (gain) on the extinguishment of debts, stock-based compensation expense and restructuring or other unusual charges.

Total Shareholder Return Amount	$ (4.5)
Peer Group Total Shareholder Return Amount	(0.49)
Net Income (Loss)	$ (424,780,446)
Company Selected Measure Amount	12,547,923
PEO Name	Dr. Vo
Noncash Goodwill Impairment Charge	$ 398,100,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]
(8)
Adjusted EBITDA is defined as net income plus non-cash interest expense, depreciation and amortization, interest and other income, income tax provision, loss (gain) on the extinguishment of debts, stock-based compensation expense and restructuring or other unusual charges. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Dr. Vo [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 938,225
PEO Actually Paid Compensation Amount	938,225
Dr. Hosseinion [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	2,672,078
PEO Actually Paid Compensation Amount	2,192,404
Dr. Hosseinion [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,960,228
Dr. Hosseinion [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(479,674)
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	398,987
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (96,914)